Leases	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
Leases
2 2 .	LEASES
Operating lease
s
The Group’s leases consist of operating leases for offices and schools in different cities in the PRC. The Group determines if an arrangement is a lease at inception. Some lease agreements contain lease and non-lease components,
which the Group chooses to account for as separate components. The allocation of the consideration between the lease and the non-lease components
is based on the relative stand-alone prices of lease components included in the lease contracts. As of December 31, 2020, the Group had no long-term leases that were classified as a financing lease. As of December 31, 2020, the Group did not have additional operating leases that have not yet commenced.
Total operating lease expenses for the year
s
ended December 31,
 2019
 and
2020

were
RMB378,691 and
RMB389,197, and
were
recorded in cost of revenues, selling expenses and general and administrative expense on the consolidated statements of operations.

	For the year s ended December 31,

	2019	2020
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows used in operating leases	373,230	361,432
Right-of-use assets obtained in exchange for new lease obligations:
Operating leases	643,722	315,751
Weighted average remaining lease term
Operating leases	4.59 years	4.63 years
Weighted average discount rate
Operating lease s	7.46%	7.53%

The following is a maturity analysis of the annual undiscounted cash flows for the annual periods as of December 31, 2020:

Years ending December 31,
2021	329,673
2022	243,799
2023	181,106
2024	120,543
2025	84,251
T hereafter	132,094

Less imputed interest	150,898

Total	940,568

Payments under operating leases are expensed on a straight-line basis over the periods of their respective leases. The terms of the leases do not contain rent escalation or contingent rents. For the year
s
ended December 31, 2018, 2019 and 2020, total rental expense for all operating leases amounted to RMB332,574, RMB378,691 and RMB389,197, respectively.